Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Abstract]
Current income tax	$ (1,344)	$ (381)	$ (1,190)
Deferred income tax	3,034	6,661	(301)
Income tax from continuing operations	$ 1,690	$ 6,280	$ (1,491)